Reinsurance	12 Months Ended
Dec. 31, 2022
Reinsurance
Reinsurance

10. Reinsurance

We reinsure a portion of the insurance risks associated with our individual disability, traditional life, universal life, medical and long-term care insurance as well as retail fixed annuity contracts with significant life insurance risk through reinsurance agreements with unaffiliated reinsurance companies, primarily on a quota share, excess loss, yearly renewable term or coinsurance basis. During the second quarter of 2022, we closed a coinsurance with funds withheld reinsurance transaction with Talcott Life & Annuity Re in which we ceded our in-force U.S. retail fixed annuity and ULSG blocks of business. The economics of the transaction were effective as of January 1, 2022. We use both the reinsurance and deposit methods of accounting for this transaction. For further information about this transaction, refer to Note 1, Nature of Operations and Significant Accounting Policies.

We are contingently liable with respect to reinsurance ceded to other companies in the event the reinsurer is unable to meet the obligations it has assumed. As of December 31, 2022, and December 31, 2021, we had $14,128.4 million and $1,186.3 million of net ceded reinsurance recoverables, respectively, which does not reflect potentially offsetting impacts of collateral. As of December 31, 2022, and December 31, 2021, $13,660.1 million, or 99.7%, and $578.0 million, or 95.5%, were with our five largest ceded reinsurers, respectively.

The effects of reinsurance on premiums and other considerations and policy and contract benefits were as follows:

	For the year ended December 31,
	2022	2021	2020

	(in millions)
Premiums and other considerations:
Direct	$5,216.5	$4,869.7	$6,050.4
Assumed	503.5	494.3	439.5
Ceded	(455.7)	(650.0)	(609.1)
Net premiums and other considerations	$5,264.3	$4,714.0	$5,880.8

Benefits, claims and settlement expenses:
Direct	$6,448.3	$6,351.5	$7,615.8
Assumed	775.0	796.1	746.4
Ceded	(1,572.6)	(665.0)	(524.7)
Net benefits, claims and settlement expenses	$5,650.7	$6,482.6	$7,837.5

As of December 31, 2022, we had a $7,900.9 million reinsurance deposit receivable.

Refer to Note 5, Investments, for information on our financing receivables valuation allowance related to the reinsurance recoverable and deposit receivable.

Cost of Reinsurance

A reinsurance asset or liability is established to spread the expected net reinsurance costs or profits over the expected term of the contracts. The cost of reinsurance asset and liability are reported in premiums due and other receivables and liability for future policy benefits and claims, respectively, on the consolidated statements of financial position. The cost of reinsurance asset and liability included on the consolidated statements of financial position were as follows:

	December 31, 2022	December 31, 2021

	(in millions)
Cost of reinsurance asset	$3,689.2	$46.5

Cost of reinsurance liability	$84.2	$22.1

Cost of reinsurance amortization of $84.5 million, $(18.0) million and $67.4 million for the years ended December 31, 2022, 2021 and 2020, respectively, was reported in benefits, claims and settlement expenses on the consolidated statements of operations.

Funds Withheld

The following assets were held in support of our reserves associated with our coinsurance with funds withheld agreement and are reported in the line items shown on the consolidated statements of financial position.

December 31, 2022
(in millions)
Fixed maturities, available-for-sale	$15,693.5
Fixed maturities, trading	100.8
Equity securities	11.0
Mortgage loans	2,810.8
Other investments	179.8
Cash and cash equivalents	1,762.9
Accrued interest income	178.7
Net other liabilities	(33.6)
Net assets	$20,703.9

Certain assets are reported at amortized cost while the fair value of those assets is reflected in the funds withheld payable. We had a $20,436.1 million funds withheld payable as of December 31, 2022, which was net of a $3,652.8 million embedded derivative asset. The change in fair value of the embedded derivative was a gain of $3,652.8 million, $0.0 million and $0.0 million for the years ended December 31, 2022, 2021 and 2020, respectively.

While the economic benefits of the funds withheld assets flow to Talcott Life & Annuity Re, we retain legal ownership of the assets within the funds withheld account. Guidelines are in place to ensure the investment risk is appropriately managed. Net investment income and net realized capital gains (losses) related to the assets on the consolidated statements of operations is reported net of the amounts that flow to Talcott Life & Annuity Re. The realized gains and losses that do not flow to Talcott Life & Annuity Re are reported in net realized capital gains (losses) on funds withheld assets on the consolidated statements of operations.

Following are the components of net investment income on the funds withheld assets that were passed to Talcott Life & Annuity Re.

For the year ended
December 31, 2022
(in millions)
Fixed maturities, available-for-sale	$745.9
Fixed maturities, trading	2.0
Equity securities	0.6
Mortgage loans	98.4
Cash and cash equivalents	18.2
Other	4.8
Total	869.9
Investment expenses	(20.5)
Net investment income	$849.4

Following are the components of net realized capital gains (losses) on the funds withheld assets that were passed to Talcott Life & Annuity Re.

For the year ended
December 31, 2022
(in millions)
Fixed maturities, available-for-sale	$(235.5)
Fixed maturities, trading	(6.4)
Equity securities	(2.4)
Mortgage loans	(24.8)
Derivatives	2.7
Other	3.3
Net realized capital losses	$(263.1)